Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans [Abstract]
Schedule Of Projected Benefit Obligation And Changes In Plan Assets For The Defined Benefit Pension Plan

(in Thousands of Dollars)	2017	2016

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$(8,084)	$-
Projected benefit obligation acquired	-	(8,843)
Service cost	(68)	(28)
Interest cost	(303)	(113)
Actuarial gain (loss)	(587)	662
Benefits paid	577	238
Benefit obligation at end of year	$(8,465)	$(8,084)

Change in plan assets:

Fair value of plan assets at beginning of year	$6,702	$-
Fair value acquired	-	6,932
Actual return on plan assets	981	12
Benefits paid	(573)	(242)
Fair value of assets at end of year	7,110	6,702
Funded status at end of year	$(1,355)	$(1,382)

Schedule Of Amounts Recognized in Accumulated Other Comprehensive Income

	2017	2016
Transition asset	$-	$-
Prior service credit	-	-
Gain	473	490
Total	$473	$490

Components Of Net Pension Cost (Income)

	2017	2016

Service cost benefits earned during the period	$68	$28
Interest cost on projected benefit obligation	303	113
Actual return on assets	(416)	(180)
Net amortization and deferral	-	-

NET PERIODIC PENSION COST	$(45)	$(39)

Schedule Of Weighted Average Assumptions Used To Determine The Benefit Obligation And The Net Periodic Cost

         The weighted average assumptions used to determine the benefit obligation at December 31 are as follows:

	2017	2016

Discount rate	3.43%	3.90%

    The weighted average assumptions used to determine the net periodic pension cost at December 31 are as follows:

	2017	2016

Discount rate	3.90%	3.18%
Expected long-term return on plan assets	6.50%	6.50%
Rate of compensation increase	0.00%	0.00%

Schedule Of Asset Allocation and Fair Value Of Plan Assets

    The Delaware Plan’s weighted-average asset allocations at December 31, by asset category, are as follows:

	2017	2016

Cash equivalents	6.4%	6.1%
Equity securities	50.2%	47.9%
Fixed income securities	40.2%	42.6%
Other	3.2%	3.4%
	100.0%	100.0%

The Delaware Plan’s overall investment strategy is to achieve a mix of approximately 97 percent of investments for long-term growth and 3 percent for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocation for the Delaware Plan assets is 0 to 20 percent cash equivalents, 40 to 60 percent equity securities, 40 to 60 percent fixed income securities, and 0 to 5 percent other.  Cash equivalents consist primarily of government issues and short-term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock, and real estate investment trusts.  Fixed income securities include corporate bonds, government issues, mortgage-backed securities, municipals, and other asset backed securities.

The fair value of the Delaware Plan’s assets, by asset category, is as follows:

	December 31, 2017
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$70	$70	$-	$-
Short-term investment funds	19	-	19	-
Equity securities:
Common stock	1,401	1,401	-	-
Depository receipts	35	35	-	-
Commingled Pension Trust Fund	2,203	-	2,203	-
Preferred stock	31	31	-	-
Fixed income securities:
Corporate bonds	296	-	296	-
Government issue	992	-	992	-
Mortgage-backed securities	6	-	6	-
Collateralized mortgage obligations	56	-	56	-
Commingled Pension Trust Fund	1,746	-	1,746	-
Other	255	-	-	255
Total	$7,110	$1,537	$5,318	$255

	December 31, 2016
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$11	$11	$-	$-
Short-term investment funds	33	-	33	-
Equity securities:
Common stock	1,430	1,430	-	-
Depository receipts	42	42	-	-
Commingled Pension Trust Fund	1,680	-	1,680	-
Fixed income securities:
Corporate bonds	307	-	307	-
Government issue	1,112	-	1,112	-
Mortgage-backed securities	4	-	4	-
Collateralized mortgage obligations	68	-	68	-
Commingled Pension Trust Fund	1,732	-	1,732	-
Other	283	-	-	283
Total	$6,702	$1,483	$4,936	$283

Schedule of Changes in Level 3 Assets

	2017	2016

Balance, January 1	$283	$-
Purchase	-	-
Unrealized gain (loss)	(28)	283
Balance, December 31	$255	$283